Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Schedule of components of income tax expense
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Current income tax expense	$4,836	$69
Deferred income tax recovery	(1,118)	(1,679)
Income tax expense (recovery)	$3,718	$(1,610)

Schedule of effective rate of income tax differs from the statutory rate
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Loss before income taxes	$(41,469)	$(162,186)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(10,989)	(42,979)
Mexican mining royalty	1,435	29
Impact of foreign tax rates	674	1,415
Non-deductible expenses	4,351	4,329
Losses not recognized	8,247	35,596
Income tax recovery	$3,718	$(1,610)

Schedule of net deferred tax liability relates to the Mexican mining royalty and arises principally
	December 31,	December 31,
	2022	2021

Property, plant and equipment	$815	$1,321
Other	333	-
Total deferred tax liabilities	1,148	1,321
Provisions and reserves	(800)	(833)
Net deferred tax liabilities	$348	$488

Schedule of deferred income taxes have not been recognized in respect
	December 31,	December 31,
	2022	2021

Inventories	$9,074	$-
Property, plant and equipment	36,709	19,776
Mexican tax losses (expiring in 2025 - 2031)	32,112	36,349
Canadian tax losses (expiring in 2034 - 2042)	31,892	29,183
U.S. tax losses (expiring in 2025 - 2037)	31,957	31,957
U.S. tax losses (no expiry)	191,790	158,942
Provisions and other	72,283	78,254
Deferred Mexican mining royalty	348	488
	$406,165	$354,949